UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  June 30, 2011
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement
							[   ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name:		Longer Investments Inc.
Address:		P. O. Box 1269
        Fayetteville, AR 72702
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kim M. Cooper
Title:		Chief Compliance Officer
Phone:		(479) 443-5851

Signature,	Place,				Date of Signing:

        Fayetteville, Arkansas	07/19/12

Report Type:	[   ] 	13F Holdings Report
			[   ]	13F Notice
			[ X ] 	13F Combination

List of Other Managers Reporting for this Manager:  None


FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:		None
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$132,981

List of Other Included Managers:		None




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FORM 13F INFORMATION TABLE












TITLE

VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
OF CLASS
CUSIP
(x $1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGER
SOLE
SHARED
NONE
A T & T
COM
00206R102
2,551
63,135
SH

SOLE

63,135


American Electric Power Co., Inc.
COM
025537101
1,682
42,145
SH

SOLE

42,145


Applied Materials Inc.
COM
038222105
1,446
126,360
SH

SOLE

126,360


BCE, Inc.
COM
05534B760
2,486
60,340
SH

SOLE

60,340


Barclays BK PLC
IPTH S&P VIX
NEW
06740C261
152
10,000
SH

SOLE

10,000


Chevron Corp.
COM
166764100
3,358
31,833
SH

SOLE

31,833


Cisco Systems, Inc.
COM
17275R102
1,584
92,255
SH

SOLE

92,255


Guggenheim Multi-Asset Income
GUGG MULTI
ASSET
18383M506
7,894
372,195
SH

SOLE

372,195


Coca-Cola
COM
191216100
1,721
22,005
SH

SOLE

22,005


ConocoPhillips
COM
20825C104
2,938
52,570
SH

SOLE

52,570


Devon Energy Corp
COM
25179M103
1,643
28,340
SH

SOLE

28,340


Dow Chem Co
COM
260543103
2,179
69,165
SH

SOLE

69,165


Duke Energy Corporation
COM
26441C105
1,602
69,450
SH

SOLE

69,450


Eaton Corp.
COM
278058102
1,789
45,150
SH

SOLE

45,150


Emerson Electric Co.
COM
291011104
1,482
31,810
SH

SOLE

31,810


Freeport McMoran Copper & Gold
COM
35671D857
2,211
64,905
SH

SOLE

64,905


General Electric
COM
369604103
2,835
136,025
SH

SOLE

136,025


Intel Corp.
COM
458140100
3,075
115,400
SH

SOLE

115,400


International Business Machines
COM
459200101
1,903
9,730
SH

SOLE

9,730


iShares MSCI Japan
MSCI JAPAN
464286848
282
30,000
SH

SOLE

30,000


iShares DJ Select Dividend
DJ SEL DIV INX
464287168
8,632
153,620
SH

SOLE

153,620


iShares iBoxx Inv Grd Corp Bond
IBOXX INV CPBD
464287242
14,384
122,325
SH

SOLE

122,325


iShares Barclays 20+ Yr T-Bond
BARCLYS 20+ YR
464287432
3,086
24,645
SH

SOLE

24,645


iShares Barclays 7-10 Yr T-Bond
BARCLYS 7-10 YR
464287440
9,960
92,285
SH

SOLE

92,285


iShares S&P Europe 350 Index
S&P EURO PLUS
464287861
248
7,360
SH

SOLE

7,360


Johnson & Johnson
COM
478160104
2,380
35,225
SH

SOLE

35,225


Kimberly-Clark Corporation
COM
494368103
20,625
1,728
SH

SOLE

1,728


Kinder Morgan Energy Partners
UT LTD PARTNER
494550106
2,104
26,780
SH

SOLE

26,780


Lilly Eli & Co.
COM
532457108
2,109
49,155
SH

SOLE

49,155


Microsoft Corp.
COM
594918104
3,155
103,140
SH

SOLE

103,140


Molycorp Inc
COM
608753109
1,261
58,500
SH

SOLE

58,500


Northern Trust Corp
COM
665859104
1,921
41,735
SH

SOLE

41,735


NVIDIA Corp
COM
67066G104
1,256
90,910
SH

SOLE

90,910


Oracle Corp.
COM
68389X105
1,388
46,725
SH

SOLE

46,725


Pfizer Inc.
COM
717081103
2,391
103,940
SH

SOLE

103,940


Procter & Gamble Co.
COM
742718109
2,600
42,450
SH

SOLE

42,450


Proshares Tr
PSHS ULSHT
SP500
74347R883
156
10,000
SH

SOLE

10,000


Research in Motion
COM
760975902
794
107,460
SH

SOLE

107,460


Utilities Select Sector SPDR Fund
SBI INT-UTILS
81369Y886
2,862
77,385
SH

SOLE

77,385


Wal-Mart Stores Inc.
COM
931142103
3,406
48,853
SH

SOLE

48,853


Walgreen Co.
COM
931422109
1,783
60,290
SH

SOLE

60,290


Waste Mgmt Inc
COM
94106L109
1,667
49,920
SH

SOLE

49,920


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